AGGRESSIVE GROWTH PORTFOLIO
GROWTH PORTFOLIO
GROWTH WITH INCOME PORTFOLIO
BOND PORTFOLIO
MANAGED TOTAL RETURN PORTFOLIO
INTERNATIONAL PORTFOLIO

(PORTFOLIOS OF FUNDMANAGER PORTFOLIOS)

SUPPLEMENT TO THE FINANCIAL ADVISER CLASS PROSPECTUS DATED JANUARY 31, 1998 UPCOMING SHAREHOLDER MEETING

Please be advised that a change in control of ownership is anticipated in the ownership of Freedom Securities Corporation ("Freedom Securities"). Freedom Securities is the parent company of Freedom Capital Management Corporation (the "Adviser"), the investment adviser to FundManager Portfolios (the "Trust"). The change of control will occur due to the issuing of additional shares of the common stock of Freedom Securities in a series of unrelated transactions, thereby decreasing the percentage of stock owned by the current majority shareholders.

As required by the Investment Company Act of 1940 (the "1940 Act"), the current Master Investment Advisory Contract, under which the Adviser provides investment advisory services to the Trust, will automatically terminate upon the change of control. Accordingly, at meetings held on March 17 and 30, 1998, the Board of Trustees (the "Trustees") of the Trust unanimously approved a proposed Master Investment Advisory Contract with the Adviser and its submission to Trust shareholders at a Special Meeting of Shareholders to be held on or about May 20, 1998. A proxy statement containing additional information about the change in control and the shareholder meeting will be distributed shortly to shareholders of record on March 30, 1998. There are no changes to the advisory fees or services under the proposed Master Investment Advisory Contract.

In addition, because of the change in control of Freedom Securities, there also will be an automatic termination of the distribution contracts with Freedom Distributors Corporation, Tucker Anthony Incorporated and Sutro & Co., Incorporated, which are also subsidiaries of Freedom Securities. The Trustees of the Trust also approved new distribution contracts (with the same fees and services) with the Trust's distributors at meetings held on March 17 and 30, 1998. Shareholder approval of these contracts is not required.

INITIAL OFFERING OF INTERNATIONAL PORTFOLIO
Freedom Distributors Corporation, a distributor of FundManager International Portfolio (the "Portfolio"), is soliciting subscriptions for Portfolio shares during an initial offering period currently scheduled from April 20, 1998, to the close of business on May 29, 1998 (the "Subscription Period"). The subscription price will be the Portfolio's initial net asset value of $10.00 per share plus the applicable maximum front-end sales charge of 4.50%. Orders to purchase shares of the Portfolio received during the Subscription Period will be accepted when the Portfolio commences operations on May 29, 1998. Checks accompanying orders received during the Subscription Period will be held uninvested until the close of business on May 29, 1998. Freedom Distributors Corporation reserves the right in its discretion to withdraw the offering of shares of the Portfolio and return any payments tendered during the Subscription Period.

SUPPLEMENTAL FINANCIAL INFORMATION
Please be advised that this supplement adds five years (1988-1992) of financial information to the five years (1993-1997) already contained in each portfolio's table of financial highlights in your current prospectus on pages 4-6. (No financial information exists for International Portfolio since it has no operations prior to January 31, 1998.) Although the Securities and Exchange Commission rules allow a five-year summary of financial highlights in an annual report, the rules require ten years of financial highlights in a prospectus. In addition, in the Managed Total Return Portfolio's table of financial highlights, for the year ended September 30, 1997, please replace the ratios of expenses to average net assets and expense waivers to average net assets with 2.16% and 0.03%, respectively.

April 14, 1998
AGGRESSIVE GROWTH PORTFOLIO - FINANCIAL ADVISER CLASS SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                                                 YEAR ENDED SEPTEMBER 30,
                                                                1992           1991           1990          1989         1988
NET ASSET VALUE, BEGINNING OF PERIOD                           $14.73         $11.84         $14.67       $12.01         $16.62
INCOME FROM INVESTMENT OPERATIONS
Net investment income (operating loss)                          (0.04)          0.06           0.08         0.03           0.03
Net realized and unrealized gain (loss) on investments           0.99           3.81          (2.23)        3.03          (2.46)
Total from investment operations                                 0.95           3.87          (2.15)        3.06          (2.43)
LESS DISTRIBUTIONS
Distributions from net investment income                         -             (0.03)         (0.07)          -          (0.06)
Distributions in excess of net investment income                 -               -               -           -           (0.13)
Distributions from net realized gain on investments+            (0.97)         (0.95)         (0.61)       (0.40)        (1.99)
Total distributions                                             (0.97)         (0.98)         (0.68)       (0.40)        (2.18)
NET ASSET VALUE, END OF PERIOD                                 $14.71         $14.73         $11.84       $14.67        $12.01
Total return(c)                                                  6.30%         34.90%        (15.20%)      26.30%       (12.70%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                          $29,096         $22,644        $16,820      $20,929       $26,364
Ratio of expenses to average net assets                         1.61%           1.86%          1.96%        1.83%         1.94%
Ratio of net investment income to average net assets           (0.17%)          0.36%          0.49%        0.43%         0.23%
Ratio of waiver to average net assets(d)                          -             0.09%          0.14%        0.09%          -
Portfolio turnover                                                24%             45%            31%          15%           26%
+Paid from realized net short-term gain                        $0.030          $0.360         $0.146       $0.140        $0.180

GROWTH PORTFOLIO - FINANCIAL ADVISER CLASS SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                                                 YEAR ENDED SEPTEMBER 30,
                                                                  1992         1991         1990         1989         1988
NET ASSET VALUE, BEGINNING OF PERIOD                            $13.96        $11.68       $15.32        $12.73        $15.71
INCOME FROM INVESTMENT OPERATIONS
Net investment income (operating loss)                            0.07          0.14         0.24          0.26          0.23
Net realized and unrealized gain (loss) on investments            1.23          3.01        (2.23)         2.66         (1.63)
Total from investment operations                                  1.30          3.15        (1.99)         2.92         (1.40)
LESS DISTRIBUTIONS
Distributions from net investment income                         (0.09)        (0.37)       (0.19)        (0.19)        (0.36)
Distributions from net realized gain on investments+             (0.77)        (0.50)       (1.46)        (0.14)        (1.22)
Total distributions                                              (0.86)        (0.87)       (1.65)        (0.33)        (1.58)
NET ASSET VALUE, END OF PERIOD                                  $14.40        $13.96       $11.68        $15.32        $12.73
Total return(c)                                                   9.40%        28.50%      (14.30%)       23.30%        (7.40%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                           $21,420       $26,336       $21,232       $26,160       $40,466
RATIO OF EXPENSES TO AVERAGE NET ASSETS                          1.60%         1.90%         1.92%         1.78%         1.80%
Ratio of net investment income to average net assets             0.59%         1.21%         1.64%         1.87%         1.89%
Ratio of waiver to average net assets(d)                            -          0.02%         0.08%         0.06%           -
Portfolio turnover                                                 44%           54%           70%           23%           51%
+Paid from realized net short-term gain                         $0.030        $0.060        $0.015        $0.140        $0.150

 (c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares.
 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


GROWTH WITH INCOME PORTFOLIO - FINANCIAL ADVISER CLASS SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                                                 YEAR ENDED SEPTEMBER 30,
                                                            1992           1991          1990          1989          1988
NET ASSET VALUE, BEGINNING OF PERIOD                      $14.39          $12.30          $14.96        $12.47       $14.52
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                       0.31            0.49            0.46          0.47         0.43
Net realized and unrealized gain (loss) on investments      1.07            2.59           (2.61)         2.32        (1.14)
Total from investment operations                            1.38            3.08           (2.15)         2.79        (0.71)
LESS DISTRIBUTIONS
Distributions from net investment income                   (0.29)          (0.68)          (0.51)        (0.30)       (0.61)
Distributions from net realized gain on investments+       (0.37)          (0.31)             -             -         (0.61)
Distributions in excess of realized capital gains             -               -               -             -         (0.12)
Total distributions                                        (0.66)          (0.99)          (0.51)        (0.30)       (1.34)
NET ASSET VALUE, END OF PERIOD                            $15.11          $14.39          $12.30        $14.96       $12.47
Total return(c)                                             9.80%          26.20%         (14.80%)       22.70%       (3.40%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                      $36,603         $35,018         $30,063       $38,852       $53,558
Ratio of expenses to average net assets                     1.50%           1.85%           1.87%         1.65%         1.67%
Ratio of net investment income to average net assets        2.10%           3.67%           3.31%         3.43%         3.55%
Ratio of waiver to average net assets(d)                       -            0.02%           0.03%         0.08%           -
Portfolio turnover                                            26%             48%             37%           15%           29%
+Paid from realized net short-term gain                   $ -              $0.046         $ -           $ -            $0.140


BOND PORTFOLIO - FINANCIAL ADVISER CLASS SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                                        YEAR ENDED SEPTEMBER 30,
                                                   1992         1991         1990         1989         1988
NET ASSET VALUE, BEGINNING OF PERIOD                     $ 9.75        $ 9.17        $ 9.60        $ 9.77       $ 9.90
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                      0.64          0.70          0.67          0.77          0.83
Net realized and unrealized gain (loss) on investments     0.49          0.59         (0.43)        (0.13)        (0.07)
Total from investment operations                           1.13          1.29          0.24          0.64          0.76
LESS DISTRIBUTIONS
Distributions from net investment income                  (0.60)        (0.71)        (0.67)        (0.78)        (0.89)
Distributions from net realized gain on investments+         -             -             -             -             -
Distributions in excess of realized capital gains            -             -            -           (0.03)           -
Total distributions                                       (0.60)        (0.71)        (0.67)        (0.81)        (0.89)
Net Asset Value, end of period                           $10.28        $ 9.75        $ 9.17        $ 9.60        $ 9.77
Total return(c)                                           12.10%        14.70%         2.50%         6.90%         8.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                     $70,066       $57,632       $40,855       $52,094       $50,631
Ratio of expenses to average net assets                    1.28%         1.57%         1.75%         1.58%         1.81%
Ratio of net investment income to average net assets       6.42%         7.00%         7.22%         7.89%         8.51%
Ratio of waiver to average net assets(d)                     -           0.07%         0.03%         0.04%          -
Portfolio turnover                                           21%           46%           48%          109%           52%
+Paid from realized net short-term gain                  $ -           $ -            $ -           $ -           $ -

(c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


MANAGED TOTAL RETURN PORTFOLIO - FINANCIAL ADVISER CLASS SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                                                                                AUGUST 4, 1988
                                                                                                                 (COMMENCEMENT
                                                                                                                 OF OPERATIONS)
                                                                                                                    THROUGH
                                                                       YEAR ENDED SEPTEMBER 30,                    SEPTEMBER 30,
                                                   1992         1991         1990         1989         1988
NET ASSET VALUE, BEGINNING OF PERIOD                       $11.07          $ 9.60          $11.45       $10.14          $10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.34            0.44            0.51         0.54            0.04
Net realized and unrealized gain (loss) on investments       0.57            1.42           (0.94)        0.96            0.10
Total from investment operations                             0.91            1.86           (0.43)        1.50            0.14
LESS DISTRIBUTIONS
Distributions from net investment income                    (0.41)          (0.39)          (0.63)       (0.16)              -
Distributions from net realized gain on investments+        (0.09)             -            (0.79)       (0.03)              -
Total distributions                                         (0.50)          (0.39)          (1.42)       (0.19)              -
NET ASSET VALUE, END OF PERIOD                             $11.48          $11.07          $ 9.60       $11.45          $10.14
Total return(c)                                              8.40%          20.10%          (4.40%)      15.10%           1.40%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                       $20,894         $14,678         $17,041      $17,031         $10,275
Ratio of expenses to average net assets                      1.90%           2.00%           1.93%        1.62%           2.90%(e)
Ratio of net investment income to average net assets         3.09%           4.41%           4.89%        5.24%           2.49%(e)
Ratio of waiver to average net assets(d)                     0.11%           0.26%           0.14%        0.16%              -
Portfolio turnover                                             37%             15%             47%          71%              0%
+Paid from realized net short-term gain                     $0.015         $ -              $0.313       $0.014         $ -

 (c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares.
 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (e) Annualized.

[GRAPHIC]

Edgewood Services, Inc. is a distributor of the Funds and is a subsidiary of Federated Investors.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Cusip 360850101 Cusip 360850200 Cusip 360850309 Cusip 360850408 Cusip 360850507
Cusip 360850879 G01921-22 (4/98)

[GRAPHIC]





AGGRESSIVE GROWTH PORTFOLIO
GROWTH PORTFOLIO
GROWTH WITH INCOME PORTFOLIO
BOND PORTFOLIO
INTERNATIONAL PORTFOLIO

(PORTFOLIOS OF FUNDMANAGER PORTFOLIOS)

SUPPLEMENT TO THE NO-LOAD CLASS PROSPECTUS DATED JANUARY 31, 1998

UPCOMING SHAREHOLDER MEETING
Please be advised that a change in control of ownership is anticipated in the ownership of Freedom Securities Corporation ("Freedom Securities"). Freedom Securities is the parent company of Freedom Capital Management Corporation (the "Adviser"), the investment adviser to FundManager Portfolios (the "Trust"). The change of control will occur due to the issuing of additional shares of the common stock of Freedom Securities in a series of unrelated transactions, thereby decreasing the percentage of stock owned by the current majority shareholders.

As required by the Investment Company Act of 1940 (the "1940 Act"), the current Master Investment Advisory Contract, under which the Adviser provides investment advisory services to the Trust, will automatically terminate upon the change of control. Accordingly, at meetings held on March 17 and 30, 1998, the Board of Trustees (the "Trustees") of the Trust unanimously approved a proposed Master Investment Advisory Contract with the Adviser and its submission to Trust shareholders at a Special Meeting of Shareholders to be held on or about May 20, 1998. A proxy statement containing additional information about the change in control and the shareholder meeting will be distributed shortly to shareholders of record on March 30, 1998. There are no changes to the advisory fees or services under the proposed Master Investment Advisory Contract.

In addition, because of the change in control of Freedom Securities, there also will be an automatic termination of the distribution contracts with Freedom Distributors Corporation, Tucker Anthony Incorporated and Sutro & Co., Incorporated, which are also subsidiaries of Freedom Securities. The Trustees of the Trust also approved new distribution contracts (with the same fees and services) with the Trust's distributors at meetings held on March 17 and 30, 1998. Shareholder approval of these contracts is not required.

INTERNATIONAL PORTFOLIO
Orders for shares of the No-Load Class of International Portfolio are not being accepted.

SUPPLEMENTAL FINANCIAL INFORMATION
Please be advised that this supplement corrects certain errors on pages 3 and 4 of the "Financial Highlights" section of the prospectus that occurred during the production of the prospectus.

April 14, 1998

FINANCIAL HIGHLIGHTS
The Portfolios' financial data through September 30, 1997, shown below is to assist investors in evaluating the performance of each Portfolio. Prior to May 8, 1995, the Portfolios were a diversified series of the Republic Funds (the "Predecessor Funds"), also an open-end, management investment company. The information for the years ended September 30, 1997 and 1996, in the following tables have been audited by Ernst & Young LLP, the Portfolios' Independent Auditors. The report of Ernst & Young LLP, dated November 25, 1997, on the Portfolios' financial statements for the year ended September 30, 1997, and on the following tables for the periods presented, is included in the Annual Report, which is incorpo-rated by reference. These tables should be read in conjunction with the Portfolios' financial statements and notes thereto, which are contained in the Annual Report. Further information about the Portfolios' performance also is contained in the Portfolios' Annual Report, dated September 30, 1997, which can be obtained free of charge.

Freedom Capital Management is the Trust's invest-ment adviser. From September 1, 1993 to February 21, 1995, the M.D. Hirsch Division of Republic Asset Management Corporation ("Republic Asset Management"), an affiliate of Republic National Bank of New York ("Republic"), served as investment adviser to the Predecessor Funds. Prior to September 1, 1993, M.D. Hirsch Investment Management, Inc. ("Hirsch"), also an affiliate of Republic, served as the investment adviser to the Predecessor Funds. Prior to February 1, 1991, Republic was the investment adviser to the Predecessor Funds.

AGGRESSIVE GROWTH PORTFOLIO-NO-LOAD CLASS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                   YEAR ENDED
                                                                   SEPTEMBER 30,
                                                                1997          1996
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.91         $18.31
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (operating loss)                    (0.04)(a)      (0.04)(a)
     Net realized and unrealized gain on investments            3.76           1.63
Total from investment operations                                3.72           1.87
LESS DISTRIBUTIONS
     Distributions from net investment income                  (0.15)         (0.36)
     Distributions from net realized gain on investments+      (1.92)         (2.89)
Total distributions                                            (2.07)         (3.27)
NET ASSET VALUE, END OF PERIOD                                $18.56         $16.91
Total return(b)                                                24.76%         12.77%
RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)                      $1,921          $1432
     Ratio of expenses to average net assets                    1.09%          1.15%
     Ratio of net investment income to average net assets      (0.25%)         0.24%
     Ratio of waiver to average net assets(c)                   0.03%          0.06%
     Portfolio turnover                                           51%          1.58%
+Paid from realized net short-term gain                         $0.28          $0.27

GROWTH PORTFOLIO-NO-LOAD CLASS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                   YEAR ENDED
                                                                   SEPTEMBER 30,
                                                                1997          1996
NET ASSET VALUE, BEGINNING OF PERIOD                           $15.04         $16.14
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (operating loss)                      0.11(a)       (0.06)
     Net realized and unrealized gain on investments             4.93           2.02
Total from investment operations                                 5.04           1.96
LESS DISTRIBUTIONS
     Distributions from net investment income                   (0.41)         (0.29)
     Distributions from net realized gain on investments+       (1.83)         (2.77)
Total distributions                                             (2.24)         (3.06)
NET ASSET VALUE, END OF PERIOD                                 $17.84         $15.04
Total return(b)                                                37.59%          14.21%
RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)                      $1,264            $877
     Ratio of expenses to average net assets                    1.15%           1.30%
     Ratio of net investment income to average net assets       0.69%          (0.39%)
     Ratio of waiver to average net assets(c)                   0.05%           0.06%
     Portfolio turnover                                           95%             98%
+Paid from realized net short-term gain                         $0.12               -

(a) Per share information is based on average shares outstanding.
(b) Based on net asset value.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

[GRAPHIC]

Edgewood Services, Inc. is a distributor of the Funds and is a subsidiary of Federated Investors.

5800 Corporate Drive
Pittsburgh, PA 15237-5829

Cusip 360850808 Cusip 360850705 Cusip 360850804 Cusip 360850887 Cusip 360850861
G01921-23 (4/98)

[GRAPHIC]